Average Annual Total Returns - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - FidelityCaliforniaMunicipalIncomeFund-RetailPRO - Fidelity California Municipal Income Fund	Apr. 29, 2024
Fidelity California Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.51%
Past 5 years	2.12%
Past 10 years	3.06%
Fidelity California Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.51%
Past 5 years	2.07%
Past 10 years	3.03%
Fidelity California Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.00%
Past 5 years	2.23%
Past 10 years	3.05%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB025
Average Annual Return:
Past 1 year	6.22%
Past 5 years	2.26%
Past 10 years	3.11%